Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

As of September 30, 2025 and March 31, 2026, property, plant and equipment, net consisted of the following:

	As of
	September 30, 2025	March 31, 2026
Fixture, Furniture and Equipment	$63,101	$63,101
Leasehold improvements	87,172	87,172
Motor vehicle	-	71,190
Total property plant and equipment, at cost	150,273	221,463
Less: accumulated depreciation	(96,724)	(124,768)
Total property, plant and equipment, net	$53,549	$96,695

Depreciation expenses for the six months ended March 31, 2025 and 2026 were $41,579 and $28,044, respectively.